Leases	12 Months Ended
Jan. 03, 2021
Leases [Abstract]
Leases	Leases
The Company utilizes land and buildings in its operations under various operating and finance lease agreements. The Company does not consider any one of these individual leases material to the Company's operations. Initial lease terms are generally for 20 years and, in many cases, provide for renewal options and in most cases rent escalations. As of January 3, 2021, the Company's leases have remaining lease terms of 0.9 years to 21.4 years. Some of the Company's leases include options to extend the lease for up to 40 years. Certain leases require contingent rent, determined as a percentage of sales as defined by the terms of the applicable lease agreement. For most locations, the Company is obligated for occupancy related costs including payment of property taxes, insurance and utilities. Variable lease payments included in rent expense consist of such contingent rent, certain rent payments based on changes in an index and certain occupancy related costs, such as variable common area maintenance expense and property taxes. The Company is not subject to residual value guarantees under any of the lease agreements. Many of the Company's real estate leases contain usage restrictions, but its leases do not contain financial covenants and restrictions.
During fiscal 2020, the Company completed five sale-leaseback transactions with third parties, with transactions for two Pollo Tropical properties occurring in the third quarter of 2020 and transactions for three Pollo Tropical properties occurring in the fourth quarter of 2020. The sale-leaseback transactions do not provide for any continuing involvement by the Company other than normal leases where the Company intends to use the property during the lease term. The net proceeds of the sales were $13.3 million which resulted in a net gain of $2.7 million which is included within other expense (income), net on the consolidated statement of operations. The leases have initial terms of 20 years plus renewal options and have been accounted for as operating leases.
Lease expense consisted of the following:

	Year Ended
	January 3, 2021	December 29, 2019
Operating lease cost	$26,026	$23,803

Finance lease costs:
Amortization of right-of-use assets	$98	$67
Interest on lease liabilities	136	137
Total finance lease costs	$234	$204

Variable lease costs	$6,999	$6,074
Sublease income	(4,853)	(3,499)
Total lease costs	$28,406	$26,582
Supplemental balance sheet information related to leases is as follows:

	January 3, 2021	December 29, 2019
Operating Leases
Operating lease right-of-use assets	$164,665	$146,190

Other current liabilities	$9,715	$9,203
Operating lease liabilities	174,116	153,647
Total operating lease liabilities	$183,831	$162,850

Finance Leases
Property and equipment, gross	$1,159	$1,172
Accumulated amortization	(496)	(461)
Property and equipment, net	$663	$711

Current portion of long-term debt	$66	$44
Long-term debt, net of current portion	853	894
Total finance lease liabilities	$919	$938

Weighted Average Remaining Lease Term (in Years)
Operating leases	12.0	13.2
Finance leases	9.0	9.7

Weighted Average Discount Rate
Operating leases	7.71%	7.75%
Finance leases	14.62%	13.65%
Supplemental cash flow information related to leases is as follows:

	Year Ended
	January 3, 2021	December 29, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$26,078	$20,802
Operating cash flows for finance leases	136	137
Financing cash flows for finance leases	60	26

Right-of-use assets obtained in exchange for lease liabilities:
Operating lease ROU assets	19,150	6,198
Finance lease ROU assets	—	191

Right-of-use assets and lease liabilities reduced for terminated leases:
Operating lease ROU assets	1,773	3,578
Operating lease liabilities	1,971	4,072

Operating lease right-of-use assets obtained and liabilities incurred as a result of adoption of ASC 842:
Operating lease ROU assets	—	154,838
Operating lease liabilities	—	168,932
Maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
2021	$23,367	$187
2022	25,130	200
2023	23,769	194
2024	22,461	158
2025	21,714	162
Thereafter	182,300	713
Total lease payments	298,741	1,614
Less amount representing interest	(114,910)	(695)
Total discounted lease liabilities	183,831	919
Less current portion	(9,715)	(66)
Long-term portion of lease liabilities	$174,116	$853
The Company subleases land and buildings related to closed restaurant locations and a closed office location under various operating sublease agreements. Initial sublease terms are generally for the period of time remaining on the head lease term and, in some cases, subleases provide for renewal options and in most cases rent escalations. As of January 3, 2021, the Company's subleases have remaining sublease terms of 1.3 years to 16.5 years. Some of the Company's subleases include options to extend the lease for up to 25 years. Variable lease payments included in sublease income consist of certain occupancy related costs, such as variable common area maintenance expense and property taxes where the Company makes the real estate payment and is reimbursed by the lessee. The sublease agreements do not include residual value guarantees. Consistent with the Company's real estate leases, many of the subleases contain usage restrictions, but its subleases do not contain financial covenants and restrictions.
The undiscounted cash flows to be received under operating subleases were as follows:

Operating Leases
2021	$4,564
2022	4,531
2023	4,527
2024	4,560
2025	4,663
Thereafter	38,389
Total	$61,234
Total rent expense on operating leases, including contingent rentals, prior to the adoption of ASC 842 was as follows:

Year Ended
December 30, 2018
Minimum rent on real property, excluding rent included in pre-opening costs	$17,320
Additional rent based on percentage of sales	137
Restaurant rent expense	17,457
Rent included in pre-opening costs	507
Administrative and equipment rent	543
$18,507

Leases	Leases
The Company utilizes land and buildings in its operations under various operating and finance lease agreements. The Company does not consider any one of these individual leases material to the Company's operations. Initial lease terms are generally for 20 years and, in many cases, provide for renewal options and in most cases rent escalations. As of January 3, 2021, the Company's leases have remaining lease terms of 0.9 years to 21.4 years. Some of the Company's leases include options to extend the lease for up to 40 years. Certain leases require contingent rent, determined as a percentage of sales as defined by the terms of the applicable lease agreement. For most locations, the Company is obligated for occupancy related costs including payment of property taxes, insurance and utilities. Variable lease payments included in rent expense consist of such contingent rent, certain rent payments based on changes in an index and certain occupancy related costs, such as variable common area maintenance expense and property taxes. The Company is not subject to residual value guarantees under any of the lease agreements. Many of the Company's real estate leases contain usage restrictions, but its leases do not contain financial covenants and restrictions.
During fiscal 2020, the Company completed five sale-leaseback transactions with third parties, with transactions for two Pollo Tropical properties occurring in the third quarter of 2020 and transactions for three Pollo Tropical properties occurring in the fourth quarter of 2020. The sale-leaseback transactions do not provide for any continuing involvement by the Company other than normal leases where the Company intends to use the property during the lease term. The net proceeds of the sales were $13.3 million which resulted in a net gain of $2.7 million which is included within other expense (income), net on the consolidated statement of operations. The leases have initial terms of 20 years plus renewal options and have been accounted for as operating leases.
Lease expense consisted of the following:

	Year Ended
	January 3, 2021	December 29, 2019
Operating lease cost	$26,026	$23,803

Finance lease costs:
Amortization of right-of-use assets	$98	$67
Interest on lease liabilities	136	137
Total finance lease costs	$234	$204

Variable lease costs	$6,999	$6,074
Sublease income	(4,853)	(3,499)
Total lease costs	$28,406	$26,582
Supplemental balance sheet information related to leases is as follows:

	January 3, 2021	December 29, 2019
Operating Leases
Operating lease right-of-use assets	$164,665	$146,190

Other current liabilities	$9,715	$9,203
Operating lease liabilities	174,116	153,647
Total operating lease liabilities	$183,831	$162,850

Finance Leases
Property and equipment, gross	$1,159	$1,172
Accumulated amortization	(496)	(461)
Property and equipment, net	$663	$711

Current portion of long-term debt	$66	$44
Long-term debt, net of current portion	853	894
Total finance lease liabilities	$919	$938

Weighted Average Remaining Lease Term (in Years)
Operating leases	12.0	13.2
Finance leases	9.0	9.7

Weighted Average Discount Rate
Operating leases	7.71%	7.75%
Finance leases	14.62%	13.65%
Supplemental cash flow information related to leases is as follows:

	Year Ended
	January 3, 2021	December 29, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$26,078	$20,802
Operating cash flows for finance leases	136	137
Financing cash flows for finance leases	60	26

Right-of-use assets obtained in exchange for lease liabilities:
Operating lease ROU assets	19,150	6,198
Finance lease ROU assets	—	191

Right-of-use assets and lease liabilities reduced for terminated leases:
Operating lease ROU assets	1,773	3,578
Operating lease liabilities	1,971	4,072

Operating lease right-of-use assets obtained and liabilities incurred as a result of adoption of ASC 842:
Operating lease ROU assets	—	154,838
Operating lease liabilities	—	168,932
Maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
2021	$23,367	$187
2022	25,130	200
2023	23,769	194
2024	22,461	158
2025	21,714	162
Thereafter	182,300	713
Total lease payments	298,741	1,614
Less amount representing interest	(114,910)	(695)
Total discounted lease liabilities	183,831	919
Less current portion	(9,715)	(66)
Long-term portion of lease liabilities	$174,116	$853
The Company subleases land and buildings related to closed restaurant locations and a closed office location under various operating sublease agreements. Initial sublease terms are generally for the period of time remaining on the head lease term and, in some cases, subleases provide for renewal options and in most cases rent escalations. As of January 3, 2021, the Company's subleases have remaining sublease terms of 1.3 years to 16.5 years. Some of the Company's subleases include options to extend the lease for up to 25 years. Variable lease payments included in sublease income consist of certain occupancy related costs, such as variable common area maintenance expense and property taxes where the Company makes the real estate payment and is reimbursed by the lessee. The sublease agreements do not include residual value guarantees. Consistent with the Company's real estate leases, many of the subleases contain usage restrictions, but its subleases do not contain financial covenants and restrictions.
The undiscounted cash flows to be received under operating subleases were as follows:

Operating Leases
2021	$4,564
2022	4,531
2023	4,527
2024	4,560
2025	4,663
Thereafter	38,389
Total	$61,234
Total rent expense on operating leases, including contingent rentals, prior to the adoption of ASC 842 was as follows:

Year Ended
December 30, 2018
Minimum rent on real property, excluding rent included in pre-opening costs	$17,320
Additional rent based on percentage of sales	137
Restaurant rent expense	17,457
Rent included in pre-opening costs	507
Administrative and equipment rent	543
$18,507

Leases	Leases
The Company utilizes land and buildings in its operations under various operating and finance lease agreements. The Company does not consider any one of these individual leases material to the Company's operations. Initial lease terms are generally for 20 years and, in many cases, provide for renewal options and in most cases rent escalations. As of January 3, 2021, the Company's leases have remaining lease terms of 0.9 years to 21.4 years. Some of the Company's leases include options to extend the lease for up to 40 years. Certain leases require contingent rent, determined as a percentage of sales as defined by the terms of the applicable lease agreement. For most locations, the Company is obligated for occupancy related costs including payment of property taxes, insurance and utilities. Variable lease payments included in rent expense consist of such contingent rent, certain rent payments based on changes in an index and certain occupancy related costs, such as variable common area maintenance expense and property taxes. The Company is not subject to residual value guarantees under any of the lease agreements. Many of the Company's real estate leases contain usage restrictions, but its leases do not contain financial covenants and restrictions.
During fiscal 2020, the Company completed five sale-leaseback transactions with third parties, with transactions for two Pollo Tropical properties occurring in the third quarter of 2020 and transactions for three Pollo Tropical properties occurring in the fourth quarter of 2020. The sale-leaseback transactions do not provide for any continuing involvement by the Company other than normal leases where the Company intends to use the property during the lease term. The net proceeds of the sales were $13.3 million which resulted in a net gain of $2.7 million which is included within other expense (income), net on the consolidated statement of operations. The leases have initial terms of 20 years plus renewal options and have been accounted for as operating leases.
Lease expense consisted of the following:

	Year Ended
	January 3, 2021	December 29, 2019
Operating lease cost	$26,026	$23,803

Finance lease costs:
Amortization of right-of-use assets	$98	$67
Interest on lease liabilities	136	137
Total finance lease costs	$234	$204

Variable lease costs	$6,999	$6,074
Sublease income	(4,853)	(3,499)
Total lease costs	$28,406	$26,582
Supplemental balance sheet information related to leases is as follows:

	January 3, 2021	December 29, 2019
Operating Leases
Operating lease right-of-use assets	$164,665	$146,190

Other current liabilities	$9,715	$9,203
Operating lease liabilities	174,116	153,647
Total operating lease liabilities	$183,831	$162,850

Finance Leases
Property and equipment, gross	$1,159	$1,172
Accumulated amortization	(496)	(461)
Property and equipment, net	$663	$711

Current portion of long-term debt	$66	$44
Long-term debt, net of current portion	853	894
Total finance lease liabilities	$919	$938

Weighted Average Remaining Lease Term (in Years)
Operating leases	12.0	13.2
Finance leases	9.0	9.7

Weighted Average Discount Rate
Operating leases	7.71%	7.75%
Finance leases	14.62%	13.65%
Supplemental cash flow information related to leases is as follows:

	Year Ended
	January 3, 2021	December 29, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$26,078	$20,802
Operating cash flows for finance leases	136	137
Financing cash flows for finance leases	60	26

Right-of-use assets obtained in exchange for lease liabilities:
Operating lease ROU assets	19,150	6,198
Finance lease ROU assets	—	191

Right-of-use assets and lease liabilities reduced for terminated leases:
Operating lease ROU assets	1,773	3,578
Operating lease liabilities	1,971	4,072

Operating lease right-of-use assets obtained and liabilities incurred as a result of adoption of ASC 842:
Operating lease ROU assets	—	154,838
Operating lease liabilities	—	168,932
Maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
2021	$23,367	$187
2022	25,130	200
2023	23,769	194
2024	22,461	158
2025	21,714	162
Thereafter	182,300	713
Total lease payments	298,741	1,614
Less amount representing interest	(114,910)	(695)
Total discounted lease liabilities	183,831	919
Less current portion	(9,715)	(66)
Long-term portion of lease liabilities	$174,116	$853
The Company subleases land and buildings related to closed restaurant locations and a closed office location under various operating sublease agreements. Initial sublease terms are generally for the period of time remaining on the head lease term and, in some cases, subleases provide for renewal options and in most cases rent escalations. As of January 3, 2021, the Company's subleases have remaining sublease terms of 1.3 years to 16.5 years. Some of the Company's subleases include options to extend the lease for up to 25 years. Variable lease payments included in sublease income consist of certain occupancy related costs, such as variable common area maintenance expense and property taxes where the Company makes the real estate payment and is reimbursed by the lessee. The sublease agreements do not include residual value guarantees. Consistent with the Company's real estate leases, many of the subleases contain usage restrictions, but its subleases do not contain financial covenants and restrictions.
The undiscounted cash flows to be received under operating subleases were as follows:

Operating Leases
2021	$4,564
2022	4,531
2023	4,527
2024	4,560
2025	4,663
Thereafter	38,389
Total	$61,234
Total rent expense on operating leases, including contingent rentals, prior to the adoption of ASC 842 was as follows:

Year Ended
December 30, 2018
Minimum rent on real property, excluding rent included in pre-opening costs	$17,320
Additional rent based on percentage of sales	137
Restaurant rent expense	17,457
Rent included in pre-opening costs	507
Administrative and equipment rent	543
$18,507